                  SUPPLEMENT TO THE COMMON CLASS PROSPECTUS AND

                       STATEMENT OF ADDITIONAL INFORMATION

                    CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S COMMON CLASS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Effective May 1, 2002, Scott T. Lewis (see biography below) will join Peter T. Wen as Co-Portfolio Manager of the fund, and Steve Putnam and Sherry Bertner Rabinowitz (see biographies below) will serve as Associate Portfolio Managers of the fund. Also effective May 1, 2002, Susan L. Black will leave her position as Co-Portfolio Manager of the fund to devote more time to other investment areas.

CERTAIN MANAGER BIOGRAPHIES

Scott T. Lewis, Managing Director, is co-head of U. S. equity research and has been with CSAM since 1999. He joined CSAM in 1999 as a result of Credit Suisse's acquisition of Warburg Pincus Asset Management, Inc. ("Warburg Pincus"). Mr. Lewis joined Warburg Pincus in 1986 where he performed comparable duties. Mr. Lewis holds a B.Sc. in Management and International Business from New York University and an M.B.A. from New York University's Stern School of Business.

Steve Putnam, Director of CSAM U.K., joined CSAM U.K. in 1999 as an equity analyst focusing on European pharmaceutical companies. Prior to CSAM U.K., Mr. Putnam worked as a pharmaceutical company analyst for Dresdner Kleinwort Benson from 1993 to 1999. Mr. Putnam holds a degree in Chemistry from St. John's College, Oxford, as well as a Masters in Operational Research & Systems Analysis from the University of Aston in Birmingham.

Sherry Bertner Rabinowitz, Vice President, joined CSAM in 2000 as an equity analyst on the firm's global health care team focusing on medical technology and pharmaceutical companies. Prior to CSAM, Ms. Bertner Rabinowitz worked as an equity analyst at Eagle Asset Management from 1999 to 2000, where she focused on medical technology and pharmaceutical companies for large-capitalization U.S. equity portfolios, and at Trusco Capital Management from 1997 to 1999, where she was a senior health care and technology analyst. Ms. Bertner Rabinowitz holds a B.S. in Management from the Georgia Institute of Technology.

Dated: April 16, 2002                                              WPGHT-16-0402
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  SUPPLEMENT TO THE CLASS A PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                    CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S CLASS A PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

Effective May 1, 2002, Scott T. Lewis (see biography below) will join Peter T. Wen as Co-Portfolio Manager of the fund, and Steve Putnam and Sherry Bertner Rabinowitz (see biographies below) will serve as Associate Portfolio Managers of the fund. Also effective May 1, 2002, Susan L. Black will leave her position as Co-Portfolio Manager of the fund to devote more time to other investment areas.

CERTAIN MANAGER BIOGRAPHIES

Scott T. Lewis, Managing Director, is co-head of U. S. equity research and has been with CSAM since 1999. He joined CSAM in 1999 as a result of Credit Suisse's acquisition of Warburg Pincus Asset Management, Inc. ("Warburg Pincus"). Mr. Lewis joined Warburg Pincus in 1986 where he performed comparable duties. Mr. Lewis holds a B.Sc. in Management and International Business from New York University and an M.B.A. from New York University's Stern School of Business.

Steve Putnam, Director of CSAM U.K., joined CSAM U.K. in 1999 as an equity analyst focusing on European pharmaceutical companies. Prior to CSAM U.K., Mr. Putnam worked as a pharmaceutical company analyst for Dresdner Kleinwort Benson from 1993 to 1999. Mr. Putnam holds a degree in Chemistry from St. John's College, Oxford, as well as a Masters in Operational Research & Systems Analysis from the University of Aston in Birmingham.

Sherry Bertner Rabinowitz, Vice President, joined CSAM in 2000 as an equity analyst on the firm's global health care team focusing on medical technology and pharmaceutical companies. Prior to CSAM, Ms. Bertner Rabinowitz worked as an equity analyst at Eagle Asset Management from 1999 to 2000, where she focused on medical technology and pharmaceutical companies for large-capitalization U.S. equity portfolios, and at Trusco Capital Management from 1997 to 1999, where she was a senior health care and technology analyst. Ms. Bertner Rabinowitz holds a B.S. in Management from the Georgia Institute of Technology.

Dated: April 16, 2002                                    CSGHA-16-0402